Fresh Start Accounting - Reorganization Adjustments, Cash and Cash Equivalents (Details) $ in Millions	Jul. 01, 2018 USD ($)
Proceeds from debt commitment (1)
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Cash and cash equivalents	$ 875
Proceeds from equity commitment
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Cash and cash equivalents	200
Payment to newbuild counterparty members
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Cash and cash equivalents	(18)
Amendment consent fees to senior secured creditors
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Cash and cash equivalents	(26)
Funding of the escrow account for NSN collateral
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Cash and cash equivalents	(227)
Payment of closing fees for the debt commitment
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Cash and cash equivalents	(9)
Payment new commitment parties fee
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Cash and cash equivalents	(1)
Payment to the bank coordinating committee
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Cash and cash equivalents	(4)
Reorganization Adjustments
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Cash and cash equivalents	$ 790